T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 35.1%
COMMUNICATION SERVICES 3.2%

Diversified Telecommunication Services 0.3%
KT (KRW)	23,412	461
Nippon Telegraph & Telephone (JPY)	165,800	3,868
Telecom Italia (EUR)	977,165	547
Telefonica Deutschland Holding (EUR)	63,533	167
Telstra (AUD)	132,654	299
		5,342
Entertainment 0.3%
Electronic Arts (1)	3,981	404
Netflix (1)	15,285	5,641
Spotify Technology (1)	5,138	705
Walt Disney	3,166	372
Zynga, Class A (1)	71,300	478
		7,600
Interactive Media & Services 2.3%
Alphabet, Class A (1)	2,501	3,350
Alphabet, Class C (1)(2)	15,366	20,580
Baidu, ADR (1)	4,600	552
Facebook, Class A (1)(2)	86,358	16,621
IAC/InterActiveCorp (1)	7,048	1,437
JOYY, ADR (1)	14,922	805
Match Group (1)	608	40
NAVER (KRW)	4,581	658
Tencent Holdings (HKD)	154,590	7,838
Z Holdings (JPY)	176,400	640
		52,521
Media 0.2%
Cable One	617	971
Comcast, Class A	17,227	696
CyberAgent (JPY)	25,100	950
Eutelsat Communications (EUR)	47,262	639
Stroeer (EUR)	10,163	761

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

WPP (GBP)	133,023	1,278
		5,295
Wireless Telecommunication Services 0.1%
SoftBank Group (JPY)	19,800	920
Vodafone Group, ADR	102,161	1,788
		2,708
Total Communication Services		73,466
CONSUMER DISCRETIONARY 3.9%

Auto Components 0.3%
Aisin Seiki (JPY)	19,400	624
Aptiv	10,920	853
Autoliv, SDR (SEK)	12,095	825
Gentherm (1)	7,638	312
Magna International	34,400	1,576
Stanley Electric (JPY)	35,900	865
Sumitomo Rubber Industries (JPY)	41,600	432
Visteon (1)	3,443	224
		5,711
Automobiles 0.2%
Ferrari	1,796	283
Honda Motor (JPY)	23,900	613
Suzuki Motor (JPY)	25,400	1,022
Toyota Motor (JPY)	42,100	2,765
		4,683
Diversified Consumer Services 0.0%
API Group (1)	17,750	194
API Group, Warrants, 10/10/20	17,750	21
Bright Horizons Family Solutions (1)	3,045	478
Chegg (1)	4,256	167
Strategic Education	700	103
		963
Hotels, Restaurants & Leisure 0.5%
Chipotle Mexican Grill (1)	322	249
Chuy's Holdings (1)	8,513	182

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Compass Group (GBP)	53,866	1,187
Denny's (1)	15,500	270
Drive Shack (1)	25,600	73
Dunkin' Brands Group	5,700	379
Fiesta Restaurant Group (1)	11,284	109
Hilton Worldwide Holdings	22,979	2,234
Marriott International, Class A	13,855	1,718
McDonald's	10,692	2,076
OneSpaWorld Holdings	15,440	189
Papa John's International	9,000	518
Red Robin Gourmet Burgers (1)	7,279	200
Restaurant Brands International	1,269	74
Royal Caribbean Cruises	15,046	1,210
Wynn Resorts	7,053	762
Yum! Brands	10,655	951
		12,381
Household Durables 0.2%
Cavco Industries (1)	1,240	250
Panasonic (JPY)	116,700	1,107
Persimmon (GBP)	35,797	1,324
Skyline Champion (1)	11,084	283
Sony (JPY)	18,900	1,165
Tempur Sealy International (1)	4,750	355
TRI Pointe Group (1)	22,206	340
		4,824
Internet & Direct Marketing Retail 1.9%
A Place for Rover, Acquisition Date: 5/25/18, Cost $3 (1)(3)(4)	402	3
Alibaba Group Holding, ADR (1)(2)	64,527	13,422
Amazon. com (1)(2)	13,009	24,506
ASOS (GBP) (1)	25,673	1,009
Booking Holdings (1)	1,727	2,928
Trip. com Group, ADR (1)	11,101	337
Zalando (EUR) (1)	20,006	894
		43,099

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Multiline Retail 0.2%
Dollar General	20,647	3,103
Dollar Tree (1)	9,680	804
Ollie's Bargain Outlet Holdings (1)	11,284	574
Tuesday Morning (1)	39,100	64
		4,545
Specialty Retail 0.3%
Aaron's	13,215	520
Burlington Stores (1)	4,500	973
Five Below (1)	1,500	145
Kingfisher (GBP)	423,267	1,038
Michaels (1)	29,900	128
Monro	11,025	619
RH (1)	798	145
Ross Stores	30,391	3,306
TJX	9,743	583
		7,457
Textiles, Apparel & Luxury Goods 0.3%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $49
(1)(3)(4)	4,500	58
Burberry Group (GBP)	43,807	944
Kering (EUR)	1,964	1,108
Lululemon Athletica (1)	5,990	1,302
Moncler (EUR)	33,921	1,335
NIKE, Class B	15,199	1,359
Samsonite International (HKD)	328,200	578
VF	3,437	247
		6,931
Total Consumer Discretionary		90,594
CONSUMER STAPLES 1.4%

Beverages 0.2%
Boston Beer, Class A (1)	2,112	783
Constellation Brands, Class A	413	71
Diageo (GBP)	48,871	1,744

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Kirin Holdings (JPY)	36,100	686
		3,284
Food & Staples Retailing 0.1%
Grocery Outlet Holding (1)	900	28
Performance Food Group (1)	10,085	428
Seven & i Holdings (JPY)	44,500	1,514
Walmart	3,599	388
Welcia Holdings (JPY)	11,100	663
		3,021
Food Products 0.7%
BellRing Brands, Class A (1)	5,460	107
Cal-Maine Foods	10,842	378
Collier Creek Holdings (1)	11,140	131
Conagra Brands	19,674	525
Nestle (CHF)	68,999	7,101
Nomad Foods (1)	15,207	281
Post Holdings (1)	6,400	648
Sanderson Farms	3,200	395
Simply Good Foods (1)	10,800	238
TreeHouse Foods (1)	11,550	440
Tyson Foods, Class A	83,806	5,685
Wilmar International (SGD)	382,400	1,104
		17,033
Household Products 0.1%
Colgate-Palmolive	19,170	1,295
Kimberly-Clark	1,865	245
		1,540
Personal Products 0.3%
L'Oreal (EUR)	7,686	2,066
Pola Orbis Holdings (JPY)	16,100	306
Unilever (GBP)	86,899	4,672
		7,044

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tobacco 0.0%
Philip Morris International	8,711	713
		713
Total Consumer Staples		32,635
ENERGY 0.8%

Energy Equipment & Services 0.1%
Computer Modelling Group (CAD)	13,700	71
Dril-Quip (1)	3,800	135
Liberty Oilfield Services, Class A	26,681	179
Nextier Oilfield Solutions (1)	29,700	138
Worley (AUD)	111,448	937
		1,460
Oil, Gas & Consumable Fuels 0.7%
Concho Resources	1,009	69
ConocoPhillips	26,043	1,261
Continental Resources	20,890	396
Diamondback Energy	4,400	273
EOG Resources	59,111	3,739
Equinor (NOK)	89,688	1,381
Kosmos Energy	9,408	29
Magnolia Oil & Gas, Class A (1)	30,400	228
New Fortress Energy (1)	5,738	81
Occidental Petroleum	44,198	1,447
Parsley Energy, Class A	9,197	123
Pioneer Natural Resources	1,359	167
Royal Dutch Shell, Class B, ADR	36,300	1,616
Seven Generations Energy, Class A (CAD) (1)	24,700	102
TC Energy	65,079	3,407
TOTAL (EUR)	59,444	2,569
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$9 (1)(3)(4)	3	16
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $134 (1)(3)(4)	37	192
		17,096
Total Energy		18,556

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FINANCIALS 5.4%

Banks 1.9%
ABN AMRO Bank, CVA (EUR)	68,457	939
Atlantic Capital Bancshares (1)	7,494	136
Australia & New Zealand Banking Group (AUD)	73,056	1,178
Bank of America	89,684	2,556
BankUnited	14,800	439
Barclays, ADR	29,176	225
BNP Paribas (EUR)	40,675	1,974
Bridge Bancorp	8,600	237
CenterState Bank	15,845	320
Citigroup	47,996	3,046
Columbia Banking System	5,800	192
Commerzbank (EUR)	42,170	244
CrossFirst Bankshares (1)	12,354	164
Danske Bank (DKK)	55,715	864
DBS Group Holdings (SGD)	55,067	963
DNB (NOK)	114,162	1,912
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $24 (1)(3)(4)	2,412	24
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12 (1)(3)(4)	1,185	12
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date:
5/6/19, Cost $- (1)(3)(4)	360	—
East West Bancorp	6,300	244
Equity Bancshares, Class A (1)	6,400	167
Erste Group Bank (EUR)	15,117	517
FB Financial	10,000	326
Fifth Third Bancorp	71,089	1,735
First Bancshares	6,895	206
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (1)(3)(4)	4,129	41
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $- (1)(3)(4)	803	3
Heritage Commerce	18,016	185
Heritage Financial	8,600	199
Home BancShares	32,100	538

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hope Bancorp	7,200	88
Independent Bank	1,895	128
Independent Bank Group	8,514	394
ING Groep (EUR)	159,268	1,525
Intesa Sanpaolo (EUR)	383,216	932
Investors Bancorp	23,600	249
JPMorgan Chase	71,315	8,280
Live Oak Bancshares	9,725	149
Lloyds Banking Group (GBP)	2,133,521	1,385
Mitsubishi UFJ Financial Group (JPY)	323,800	1,582
National Bank of Canada (CAD)	31,500	1,637
Origin Bancorp	9,311	282
Pacific Premier Bancorp	8,000	207
Pinnacle Financial Partners	10,217	538
Professional Holding, Class A (1)	1,600	30
Prosperity Bancshares	5,800	375
Seacoast Banking (1)	17,575	438
Signature Bank	1,900	238
South State	3,621	247
Standard Chartered (GBP)	119,623	866
Sumitomo Mitsui Trust Holdings (JPY)	27,789	943
Svenska Handelsbanken, A Shares (SEK)	170,184	1,721
Texas Capital Bancshares (1)	3,730	176
Towne Bank	10,100	233
United Overseas Bank (SGD)	79,800	1,424
Webster Financial	7,045	267
Wells Fargo	12,962	529
Western Alliance Bancorp	12,800	589
		45,038
Capital Markets 0.9%
Cboe Global Markets	8,512	970
Charles Schwab	25,033	1,020
Close Brothers Group (GBP)	13,490	225
CME Group	8,011	1,593
Conyers Park II Acquisition (1)	11,442	130
E*TRADE Financial	28,857	1,321

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

GAM Holding (CHF) (1)(5)	40,093	136
Goldman Sachs Group	3,040	610
Intercontinental Exchange	19,413	1,732
Macquarie Group (AUD)	17,836	1,586
Morgan Stanley	129,786	5,844
MSCI	337	100
S&P Global	6,015	1,600
State Street	36,665	2,497
TD Ameritrade Holding	27,093	1,144
XP, Class A (1)	6,053	210
		20,718
Consumer Finance 0.1%
American Express	12,607	1,386
Capital One Financial	2,028	179
Encore Capital Group (1)	10,762	400
PRA Group (1)	12,300	478
SLM	19,800	205
		2,648
Diversified Financial Services 0.3%
Challenger (AUD)	176,407	1,061
Element Fleet Management (CAD)	182,785	1,710
Equitable Holdings	112,697	2,412
Mitsubishi UFJ Lease & Finance (JPY)	128,300	734
		5,917
Insurance 2.1%
AIA Group (HKD)	107,200	1,074
Allianz (EUR)	9,589	2,089
American International Group	185,767	7,832
Assurant	5,314	641
Aviva (GBP)	200,582	919
AXA (EUR)	125,050	2,907
Axis Capital Holdings	8,200	460
Chubb	33,404	4,845
Direct Line Insurance Group (GBP)	283,999	1,132
Hanover Insurance Group	4,100	486

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hartford Financial Services Group	12,196	609
Marsh & McLennan	34,166	3,572
MetLife	35,682	1,524
Munich Re (EUR)	9,707	2,515
PICC Property & Casualty, H Shares (HKD)	1,426,000	1,508
Ping An Insurance Group, H Shares (HKD)	119,000	1,356
ProSight Global (1)	2,700	36
Prudential (GBP)	62,070	1,032
RSA Insurance Group (GBP)	119,270	798
Safety Insurance Group	2,629	207
Sampo, A Shares (EUR)	23,717	969
Selective Insurance Group	11,100	619
State Auto Financial	5,707	142
Storebrand (NOK)	177,424	1,138
Sun Life Financial (CAD) (5)	48,998	2,117
Tokio Marine Holdings (JPY)	39,900	2,132
Willis Towers Watson	28,342	5,364
Zurich Insurance Group (CHF)	3,338	1,293
		49,316
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	18,017	220
Essent Group	5,300	231
Meridian Bancorp	18,362	303
PennyMac Financial Services	14,052	496
Radian Group	13,600	289
Sterling Bancorp	13,705	96
		1,635
Total Financials		125,272
HEALTH CARE 5.4%

Biotechnology 0.9%
AbbVie	68,374	5,860
ACADIA Pharmaceuticals (1)	2,385	102
Acceleron Pharma (1)	3,000	258
Agios Pharmaceuticals (1)	3,034	144
Aimmune Therapeutics (1)	7,173	171

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Alexion Pharmaceuticals (1)	7,584	713
Allogene Therapeutics (1)	1,331	36
Amarin, ADR (1)	4,600	67
Amgen	1,432	286
Arcutis Biotherapeutics (1)	1,080	29
Argenx, ADR (1)	2,833	401
Ascendis Pharma, ADR (1)	9,540	1,244
Biogen (1)	6,711	2,070
Blueprint Medicines (1)	4,574	248
Corvus Pharmaceuticals (1)	2,875	10
CRISPR Therapeutics (1)	534	29
CSL (AUD)	3,245	663
Enanta Pharmaceuticals (1)	400	20
Forty Seven (1)	761	44
G1 Therapeutics (1)	2,815	50
Global Blood Therapeutics (1)	8,439	540
Homology Medicines (1)	4,423	71
IGM Biosciences (1)	1,833	94
Immunomedics (1)	6,900	110
Incyte (1)	1,020	77
Insmed (1)	15,180	378
Iovance Biotherapeutics (1)	1,300	43
Krystal Biotech (1)	1,040	56
Momenta Pharmaceuticals (1)	8,617	244
Orchard Therapeutics, ADR (1)	10,431	134
Principia Biopharma (1)	2,839	183
PTC Therapeutics (1)	2,100	115
Radius Health (1)	15,891	335
Regeneron Pharmaceuticals (1)	343	152
Sage Therapeutics (1)	2,158	101
Scholar Rock Holding (1)	1,744	25
Seattle Genetics (1)	4,103	467
Tricida (1)	3,752	119
Ultragenyx Pharmaceutical (1)	5,042	283
Vertex Pharmaceuticals (1)	20,316	4,551

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Xencor (1)	7,339	238
		20,761
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	1,923	148
Alcon (CHF) (1)	10,194	623
AtriCure (1)	5,100	196
Avanos Medical (1)	11,000	357
Becton Dickinson & Company	22,214	5,283
Boston Scientific (1)	60,556	2,264
Danaher	80,173	11,591
Elekta, B Shares (SEK) (5)	75,738	804
Envista Holdings (1)	40,086	1,017
Exact Sciences (1)	6,004	486
GN Store Nord (DKK)	18,986	1,059
ICU Medical (1)	1,514	296
Intuitive Surgical (1)	6,933	3,702
iRhythm Technologies (1)	5,253	457
JAND, Class A, Acquisition Date: 3/9/18, Cost $54 (1)(3)(4)	3,441	63
Koninklijke Philips (EUR)	84,197	3,606
Medtronic	7,107	716
Nevro (1)	2,261	294
NuVasive (1)	4,100	270
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114
(1)(3)(4)	30,352	78
Penumbra (1)	900	149
Quidel (1)	9,213	712
Stryker	33,106	6,310
Teleflex	225	75
Zimmer Biomet Holdings	9,526	1,297
		41,853
Health Care Providers & Services 1.0%
Acadia Healthcare (1)	10,477	310
Alignment Healthcare Partners, Acquisition Date: 2/28/20, Cost
$75 (1)(3)(4)	6,228	75
Amedisys (1)	3,453	601
Anthem	16,465	4,233

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Centene (1)	34,379	1,823
Cigna	25,094	4,591
Cross Country Healthcare (1)	11,215	106
CVS Health	6,086	360
Fresenius (EUR)	34,942	1,657
Hanger (1)	18,863	435
HCA Healthcare	13,722	1,743
Molina Healthcare (1)	6,712	822
Pennant Group (1)	5,729	156
U. S. Physical Therapy	2,810	293
UnitedHealth Group	25,905	6,605
		23,810
Health Care Technology 0.1%
HMS Holdings (1)	12,600	289
Siemens Healthineers (EUR)	29,503	1,206
Tabula Rasa HealthCare (1)	1,400	79
Veeva Systems, Class A (1)	2,194	312
		1,886
Life Sciences Tools & Services 0.4%
Adaptive Biotechnologies (1)	3,164	89
Agilent Technologies	10,437	804
Bruker	12,035	524
Evotec (EUR) (1)(5)	19,902	485
Thermo Fisher Scientific	26,640	7,747
		9,649
Pharmaceuticals 1.2%
Astellas Pharma (JPY)	208,900	3,274
Bausch Health (1)	12,849	284
Bayer (EUR)	38,951	2,833
Cara Therapeutics (1)	4,202	63
Catalent (1)	13,233	682
Elanco Animal Health (1)	65,388	1,792
GlaxoSmithKline, ADR	55,800	2,262
Ipsen (EUR)	8,981	587
MyoKardia (1)	4,737	300

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Novartis (CHF)	49,807	4,190
Novo Nordisk, B Shares (DKK)	13,077	766
Odonate Therapeutics (1)	955	28
Otsuka Holdings (JPY)	35,500	1,330
Reata Pharmaceuticals, Class A (1)	1,794	350
Roche Holding (CHF)	14,879	4,784
Sanofi (EUR)	26,151	2,439
Takeda Pharmaceutical, ADR	37,565	650
TherapeuticsMD (1)	86,499	146
Turning Point Therapeutics (1)	1,949	97
Zoetis	4,895	652
		27,509
Total Health Care		125,468
INDUSTRIALS & BUSINESS SERVICES 3.3%

Aerospace & Defense 0.5%
Aerojet Rocketdyne Holdings (1)	7,307	360
Boeing	21,545	5,927
Bombardier, Class B (CAD) (1)	118,200	85
BWX Technologies	11,408	626
Cubic	9,157	498
L3Harris Technologies	3,671	726
Meggitt (GBP)	235,572	1,659
Northrop Grumman	2,999	986
Teledyne Technologies (1)	2,870	968
		11,835
Airlines 0.1%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost $137 (1)(3)(4)(6)	917	248
Hawaiian Holdings	9,300	194
United Airlines Holdings (1)	14,301	881
		1,323
Building Products 0.0%
Gibraltar Industries (1)	10,233	519
PGT Innovations (1)	14,266	216

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Simpson Manufacturing	2,400	191
		926
Commercial Services & Supplies 0.1%
Brink's	9,812	768
Cintas	1,155	308
Heritage-Crystal Clean (1)	8,200	216
Rentokil Initial (GBP)	83,880	525
Team (1)	12,300	157
Tetra Tech	1,100	89
Waste Connections	15,040	1,451
		3,514
Construction & Engineering 0.1%
Jacobs Engineering Group	21,106	1,949
Valmont Industries	2,603	302
		2,251
Electrical Equipment 0.4%
ABB (CHF)	76,947	1,667
AZZ	9,500	350
Bloom Energy, Class A (1)	9,253	84
Legrand (EUR)	12,489	959
Melrose Industries (GBP)	537,237	1,486
Mitsubishi Electric (JPY)	169,900	2,136
Prysmian (EUR)	46,064	1,100
Rockwell Automation	2,255	414
Thermon Group Holdings (1)	3,800	67
		8,263
Industrial Conglomerates 0.9%
CK Hutchison Holdings (HKD)	165,229	1,461
DCC (GBP)	14,578	1,044
General Electric	973,883	10,596
Honeywell International	10,352	1,679
Roper Technologies	9,028	3,175
Siemens (EUR)	33,510	3,447
		21,402

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Machinery 0.5%
Barnes Group	3,000	161
Chart Industries (1)	6,600	376
Cummins	3,408	516
Deere	17,393	2,722
Dover	1,889	194
ESCO Technologies	7,549	686
Federal Signal	4,900	142
Fortive	1,192	82
Gardner Denver Holdings (1)	11,200	367
Graco	7,700	380
Helios Technologies	4,940	196
John Bean Technologies	7,771	753
Knorr-Bremse (EUR)	8,235	842
Mueller Water Products, Class A	28,700	314
REV Group	7,690	60
SMC (JPY)	2,200	877
Stanley Black & Decker	1,718	247
THK (JPY)	43,400	982
Toro	8,600	614
		10,511
Marine 0.0%
Matson	14,800	491
		491
Professional Services 0.2%
CoStar Group (1)	2,235	1,492
Equifax	4,764	677
IHS Markit	3,830	273
Recruit Holdings (JPY)	44,300	1,549
TechnoPro Holdings (JPY)	10,500	625
		4,616
Road & Rail 0.3%
Canadian Pacific Railway	2,534	630
Central Japan Railway (JPY)	5,900	970
Kansas City Southern	1,898	286

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Knight-Swift Transportation Holdings	15,152	484
Landstar System	2,400	242
Norfolk Southern	12,060	2,199
Schneider National, Class B	8,806	158
Union Pacific	13,865	2,216
		7,185
Trading Companies & Distributors 0.2%
Mitsubishi (JPY)	58,200	1,449
SiteOne Landscape Supply (1)	9,714	964
Sumitomo (JPY)	146,200	2,099
		4,512
Total Industrials & Business Services		76,829
INFORMATION TECHNOLOGY 7.5%

Communications Equipment 0.2%
LM Ericsson, B Shares (SEK)	232,521	1,865
Motorola Solutions	22,257	3,687
		5,552
Electronic Equipment, Instruments & Components 0.4%
Belden	1,500	60
CTS	12,563	327
Hamamatsu Photonics (JPY)	23,600	921
Keysight Technologies (1)	27,202	2,578
Largan Precision (TWD)	6,000	849
Littelfuse	1,910	305
Murata Manufacturing (JPY)	20,600	1,079
National Instruments	14,875	599
Novanta (1)	7,751	691
Omron (JPY)	18,500	991
		8,400
IT Services 1.8%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $481
(1)(3)(4)	85,814	552
Automatic Data Processing	1,125	174
Booz Allen Hamilton Holding	9,500	677
Euronet Worldwide (1)	3,800	471

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Evo Payments, Class A (1)	3,537	89
Fidelity National Information Services	39,966	5,584
Fiserv (1)	36,790	4,023
FleetCor Technologies (1)	3,700	984
Global Payments	28,935	5,323
Mastercard, Class A	29,545	8,576
Parsons (1)	4,410	172
PayPal Holdings (1)	40,515	4,375
ServiceTitan, Acquisition Date: 11/9/18, Cost $4 (1)(3)(4)	151	4
StoneCo, Class A (1)	6,654	266
Tucows, Class A (1)	618	32
Visa, Class A	54,078	9,829
		41,131
Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices (1)	20,458	930
Applied Materials	101,875	5,921
ASML Holding	1,204	333
ASML Holding (EUR)	7,471	2,072
Broadcom	11,395	3,106
Entegris	18,000	960
Inphi (1)	4,305	321
Intel	10,170	565
KLA	1,149	177
Lam Research	3,171	930
Lattice Semiconductor (1)	44,159	793
Marvell Technology Group	41,440	883
Maxim Integrated Products	4,531	252
Microchip Technology (5)	1,885	171
Micron Technology (1)	45,412	2,387
MKS Instruments	1,500	150
Monolithic Power Systems	1,182	188
NVIDIA	12,198	3,294
NXP Semiconductors	53,025	6,028
PDF Solutions (1)	11,734	172
QUALCOMM	101,229	7,926
Renesas Electronics (JPY) (1)	77,700	473

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Semtech (1)	3,100	122
Taiwan Semiconductor Manufacturing (TWD)	337,719	3,482
Texas Instruments	29,381	3,354
Tokyo Electron (JPY)	6,700	1,400
Xilinx	19,063	1,592
		47,982
Software 2.5%
Atlassian, Class A (1)	4,609	668
Ceridian HCM Holding (1)	10,003	707
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (1)(3)(4)	1,585	46
Coupa Software (1)	2,875	431
Descartes Systems Group (1)	19,400	802
DocuSign (1)	8,826	762
Five9 (1)	7,105	519
Intuit	19,782	5,259
Microsoft (2)	158,472	25,674
nCino, Acquisition Date: 9/16/19, Cost $75 (1)(3)(4)	3,438	75
PagerDuty (1)	3,411	70
Paycom Software (1)	4,128	1,167
Proofpoint (1)	4,400	469
salesforce. com (1)	31,760	5,412
ServiceNow (1)	18,658	6,084
Splunk (1)	14,670	2,161
SS&C Technologies Holdings	12,863	714
Synopsys (1)	17,459	2,408
Toast, Acquisition Date: 9/14/18, Cost $- (1)(3)(4)	9	—
VMware, Class A (1)	7,991	963
Workday, Class A (1)	16,658	2,886
Zendesk (1)	5,000	397
		57,674
Technology Hardware, Storage & Peripherals 0.5%
Apple	28,776	7,866
Samsung Electronics (KRW)	69,032	3,107
		10,973
Total Information Technology		171,712

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MATERIALS 1.4%

Chemicals 0.8%
Air Liquide (EUR)	11,447	1,559
Air Products & Chemicals	127	28
Asahi Kasei (JPY)	139,600	1,143
BASF (EUR)	19,875	1,176
Covestro (EUR)	18,570	720
Element Solutions (1)	21,770	226
GCP Applied Technologies (1)	4,460	87
Johnson Matthey (GBP)	42,751	1,401
Linde	36,638	6,998
Minerals Technologies	6,600	296
PolyOne	6,300	156
PPG Industries	15,023	1,569
Quaker Chemical	2,250	355
Sherwin-Williams	946	489
Tosoh (JPY)	13,700	186
Umicore (EUR)	29,691	1,250
		17,639
Containers & Packaging 0.2%
Amcor, CDI (AUD)	88,739	844
Ball	16,450	1,159
International Paper	17,111	632
Packaging Corp. of America	29,067	2,634
Reynolds Consumer Products (1)	5,155	149
Westrock	9,637	320
		5,738
Metals & Mining 0.3%
Alacer Gold (CAD) (1)	28,705	130
Alcoa (1)	16,900	234
Antofagasta (GBP)	101,970	1,008
BHP Group (AUD)	15,880	345
BHP Group (GBP)	67,041	1,225
Constellium (1)	23,100	287
Franco-Nevada (CAD)	3,700	397

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Freeport-McMoRan	157,258	1,566
Haynes International	6,762	171
IGO (AUD)	279,324	971
Northern Star Resources (AUD)	54,374	475
Rio Tinto (AUD)	8,849	509
South32 (AUD)	417,120	593
		7,911
Paper & Forest Products 0.1%
Interfor (CAD) (1)	17,500	156
Stora Enso, R Shares (EUR)	109,442	1,297
West Fraser Timber (CAD)	11,300	422
		1,875
Total Materials		33,163
REAL ESTATE 0.8%

Equity Real Estate Investment Trusts 0.6%
Acadia Realty Trust, REIT	7,500	171
Alexander & Baldwin, REIT	4,641	87
American Campus Communities, REIT	12,200	530
American Tower, REIT	47	11
Community Healthcare Trust, REIT	2,300	110
CubeSmart, REIT	11,100	336
Digital Realty Trust, REIT (5)	6,177	742
EastGroup Properties, REIT	6,400	805
First Industrial Realty Trust, REIT	5,879	226
Great Portland Estates (GBP)	88,774	958
JBG SMITH Properties, REIT	17,047	625
Paramount Group, REIT	12,931	157
Prologis, REIT	86,538	7,293
PS Business Parks, REIT	4,978	739
Regency Centers, REIT	3,275	188
Rexford Industrial Realty, REIT	11,600	543
Scentre Group (AUD)	310,491	704
Unibail-Rodamco-Westfield (EUR)	4,998	600
		14,825

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Real Estate Management & Development 0.2%
Colliers International Group	724	58
Deutsche Wohnen (EUR)	21,766	889
FirstService	8,936	883
Mitsui Fudosan (JPY)	77,900	1,788
		3,618
Total Real Estate		18,443
UTILITIES 1.8%

Electric Utilities 1.0%
American Electric Power	21,621	1,930
Edison International	54,486	3,661
Entergy	20,519	2,399
NextEra Energy	44,818	11,328
PNM Resources	19,555	920
Southern	43,056	2,599
		22,837
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)	154,500	658
Chesapeake Utilities	4,750	406
ONE Gas	9,000	739
Southwest Gas Holdings	10,219	661
		2,464
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)	42,400	909
NextEra Energy Partners	5,500	317
		1,226
Multi-Utilities 0.6%
Ameren	21,215	1,676
CenterPoint Energy	33,656	775
Engie (EUR)	134,898	2,253
National Grid (GBP)	113,776	1,434
NiSource	30,757	831
Sempra Energy	42,630	5,959
		12,928

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Water Utilities 0.0%
California Water Service Group	5,900	283
Middlesex Water	4,347	258
SJW Group	6,253	383
		924
Total Utilities		40,379
Total Miscellaneous Common Stocks 0.2% (7)		3,304
Total Common Stocks (Cost $576,000)		809,821

CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Automobiles 0.0%
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost
$107 (1)(3)(4)	10,000	108
		108
Diversified Consumer Services 0.0%
1stdibs. com, Series D, Acquisition Date: 2/7/19, Cost $44
(1)(3)(4)	8,813	39
		39
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost
$43 (1)(3)(4)	5,748	36
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $139
(1)(3)(4)	393	153
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $5
(1)(3)(4)	13	5
		194
Specialty Retail 0.0%
Vroom, Series F, Acquisition Date: 6/30/17, Cost $56 (1)(3)(4)	3,299	90
Vroom, Series H, Acquisition Date: 11/21/19, Cost $43 (1)(3)(4)	1,570	43
		133
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $16
(1)(3)(4)	1,470	19
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $3 (1)(3)(4)	260	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $27 (1)(3)(4)	2,470	32
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $9
(1)(3)(4)	790	10
		64
Total Consumer Discretionary		538
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $100 (1)(3)(4)	5,409	125
Total Consumer Staples		125
HEALTH CARE 0.0%
Biotechnology 0.0%
Generation Bio, Series C, Acquisition Date:1/9/20, Cost $35
(1)(3)(4)	6,180	35
		35
Health Care Equipment & Supplies 0.0%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	8,128	464
JAND, Series E, Acquisition Date:3/9/18, Cost $67 (1)(3)(4)	4,246	77
		541
Pharmaceuticals 0.0%
Elanco Animal Health, 5.00%, 2/1/23	1,751	89
		89
Total Health Care		665
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Fortive, Series A, 5.00%, 7/1/21	349	311
		311
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $68 (1)(3)(4)	9,621	130
Convoy, Series D, Acquisition Date: 10/30/19, Cost $84
(1)(3)(4)	6,236	85
		215
Total Industrials & Business Services		526

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $-
(1)(3)(4)	3	—
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $40
(1)(3)(4)	1,534	41
		41
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Series A, 8.00%, 9/30/22	586	602
		602
Software 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (1)(3)(4)	2,328	70
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (1)(3)(4)	3,266	99
Haul Hub, Series B, Acquisition Date: 2/14/20, Cost $26
(1)(3)(4)	1,767	26
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14, Cost
$25 (1)(3)(4)	10,891	32
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost
$58 (1)(3)(4)	1,854	66
Toast, Series B, Acquisition Date: 9/14/18, Cost $1 (1)(3)(4)	78	3
Toast, Series D, Acquisition Date: 6/27/18, Cost $99 (1)(3)(4)	5,711	259
Toast, Series F, Acquisition Date: 2/14/20, Cost $22 (1)(3)(4)	484	22
		577
Total Information Technology		1,220
UTILITIES 0.1%
Electric Utilities 0.1%
Southern, Series A, 6.75%, 8/1/22	20,402	1,039
		1,039
Multi-Utilities 0.0%
Sempra Energy, Series A, 6.00%, 1/15/21	4,408	497
Sempra Energy, Series B, 6.75%, 7/15/21	2,295	255
		752
Total Utilities		1,791
Total Convertible Preferred Stocks (Cost $4,378)		4,865

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CORPORATE BONDS 7.6%
AbbVie, 2.95%, 11/21/26 (8)	740,000	776
AbbVie, 3.20%, 11/21/29 (8)	190,000	200
AbbVie, 3.60%, 5/14/25	580,000	629
AbbVie, 4.05%, 11/21/39 (8)	465,000	512
AbbVie, 4.25%, 11/21/49 (8)	300,000	340
AbbVie, 4.70%, 5/14/45	600,000	708
AbbVie, 4.875%, 11/14/48	1,035,000	1,281
AerCap Ireland Capital, 3.50%, 5/26/22	220,000	227
AerCap Ireland Capital, 3.50%, 1/15/25	150,000	157
AerCap Ireland Capital, 4.625%, 7/1/22	300,000	318
AerCap Ireland Capital, 4.875%, 1/16/24	355,000	385
AIA Group, 3.90%, 4/6/28 (8)	765,000	852
AIB Group, VR, 4.263%, 4/10/25 (8)(9)	480,000	514
Alexandria Real Estate Equities, 3.45%, 4/30/25	390,000	421
Alexandria Real Estate Equities, 3.95%, 1/15/27	455,000	504
Alexandria Real Estate Equities, 3.95%, 1/15/28	655,000	735
Alibaba Group Holding, 3.60%, 11/28/24	1,045,000	1,124
Allergan Funding, 2.625%, 11/15/28 (EUR)	260,000	333
Altria Group, 4.80%, 2/14/29	640,000	731
Altria Group, 5.80%, 2/14/39	380,000	467
Altria Group, 5.95%, 2/14/49	460,000	584
American Airlines PTT, Series 2014-1, Class B, 4.375%, 10/1/22	39,037	41
American Airlines PTT, Series 2015-1, Class B, 3.70%, 5/1/23	92,663	96
American Airlines PTT, Series 2016-1, Class AA, 3.575%,
1/15/28	237,439	261
American Airlines PTT, Series 2016-3, Class B, 3.75%, 10/15/25	316,945	331
American Airlines PTT, Series 2017-1, Class B, 4.95%, 2/15/25	215,108	232
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	215,922	233
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	466,587	484
American Airlines PTT, Series 2019-1, Class B, 3.85%, 2/15/28	58,408	62

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
American Campus Communities Operating Partnership, 2.85%,
2/1/30	770,000	784
American Campus Communities Operating Partnership, 3.30%,
7/15/26	315,000	336
American Campus Communities Operating Partnership,
3.625%, 11/15/27	265,000	290
American International Group, 3.90%, 4/1/26	90,000	100
Anglo American Capital, 4.125%, 9/27/22 (8)	465,000	486
Anheuser-Busch InBev Worldwide, 4.90%, 2/1/46	500,000	615
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	2,160,000	2,922
APT Pipelines, 3.875%, 10/11/22 (8)	300,000	316
APT Pipelines, 4.25%, 7/15/27 (8)	288,000	321
Arrow Electronics, 4.00%, 4/1/25	510,000	541
AT&T, 4.50%, 3/9/48	1,130,000	1,289
Ausgrid Finance, 3.85%, 5/1/23 (8)	285,000	302
Ausgrid Finance, 4.35%, 8/1/28 (8)	440,000	504
Avnet, 3.75%, 12/1/21	405,000	417
Avolon Holdings Funding, 3.25%, 2/15/27 (8)	205,000	205
Avolon Holdings Funding, 3.95%, 7/1/24 (8)	615,000	640
Avolon Holdings Funding, 4.375%, 5/1/26 (8)	300,000	319
Avolon Holdings Funding, 5.125%, 10/1/23 (8)	980,000	1,050
Baidu, 2.875%, 7/6/22	960,000	983
Baidu, 3.625%, 7/6/27	680,000	735
Baidu, 3.875%, 9/29/23	545,000	578
Baidu, 4.375%, 3/29/28	940,000	1,068
Baidu, 4.875%, 11/14/28	270,000	318
Banco de Bogota, 4.375%, 8/3/27	1,100,000	1,174
Banco de Bogota, 4.375%, 8/3/27 (8)	750,000	801
Banco Santander Chile, 3.875%, 9/20/22 (8)	305,000	317
Bank of America, VR, 2.496%, 2/13/31 (9)	1,045,000	1,060
Bank of America, VR, 3.559%, 4/23/27 (9)	1,195,000	1,296
Bank of America, VR, 4.271%, 7/23/29 (9)	875,000	1,005

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Barclays, VR, 3.932%, 5/7/25 (9)	465,000	494
Barclays, VR, 4.61%, 2/15/23 (9)	640,000	672
Barclays Bank, 5.14%, 10/14/20	900,000	920
BAT Capital, 3.222%, 8/15/24	380,000	399
BAT Capital, 3.557%, 8/15/27	2,120,000	2,234
Bayer U. S. Finance II, 3.875%, 12/15/23 (8)	1,135,000	1,217
BBVA Bancomer, 4.375%, 4/10/24 (8)	740,000	790
Becton Dickinson & Company, 3.70%, 6/6/27	1,419,000	1,565
Becton Dickinson & Company, 3.734%, 12/15/24	325,000	355
Becton Dickinson & Company, 4.669%, 6/6/47	915,000	1,161
BNP Paribas, VR, 3.052%, 1/13/31 (8)(9)	530,000	546
Boardwalk Pipelines, 3.375%, 2/1/23	150,000	155
Boardwalk Pipelines, 4.45%, 7/15/27	175,000	184
Boardwalk Pipelines, 4.95%, 12/15/24	415,000	454
Boardwalk Pipelines, 5.95%, 6/1/26	430,000	496
Boral Finance, 3.00%, 11/1/22 (8)	70,000	72
Boral Finance, 3.75%, 5/1/28 (5)(8)	915,000	971
Boston Properties, 2.75%, 10/1/26	350,000	366
Boston Properties, 3.20%, 1/15/25	565,000	601
Boston Properties, 3.65%, 2/1/26	340,000	368
Braskem Finance, 7.375% (10)	564,000	571
BRF, 4.35%, 9/29/26	800,000	811
BRF, 4.875%, 1/24/30	200,000	203
Bristol-Myers Squibb, 5.25%, 8/15/43 (8)	240,000	342
British Telecommunications, 3.25%, 11/8/29 (8)	510,000	527
Brixmor Operating Partnership, 3.65%, 6/15/24	272,000	292
Brixmor Operating Partnership, 3.85%, 2/1/25	625,000	677
Brixmor Operating Partnership, 4.125%, 5/15/29	940,000	1,046
Broadcom, 3.625%, 1/15/24	180,000	189
Bunge Finance, 3.75%, 9/25/27	380,000	401
Bunge Finance, 4.35%, 3/15/24	110,000	119

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
C&W Senior Financing, 6.875%, 9/15/27	400,000	423
Cameron LNG, 2.902%, 7/15/31 (8)	175,000	183
Cameron LNG, 3.302%, 1/15/35 (8)	190,000	206
Cameron LNG, 3.701%, 1/15/39 (8)	145,000	159
Capital One Bank USA, 3.375%, 2/15/23	920,000	965
Capital One Financial, 0.80%, 6/12/24 (EUR)	340,000	382
Capital One Financial, 3.30%, 10/30/24	1,165,000	1,234
Capital One Financial, 3.80%, 1/31/28	725,000	791
Cardinal Health, 3.75%, 9/15/25	415,000	452
Cardinal Health, 4.50%, 11/15/44	95,000	101
Cardinal Health, 4.90%, 9/15/45	100,000	114
CC Holdings, 3.849%, 4/15/23	730,000	774
Cenovus Energy, 3.80%, 9/15/23	250,000	260
Cenovus Energy, 4.25%, 4/15/27	175,000	188
Cenovus Energy, 5.40%, 6/15/47	30,000	33
Charter Communications Operating, 4.80%, 3/1/50	445,000	479
Charter Communications Operating, 4.908%, 7/23/25	725,000	812
Charter Communications Operating, 6.484%, 10/23/45	110,000	141
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29 (8)	445,000	444
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	135,000	147
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	285,000	322
Cigna, 3.40%, 3/1/27 (8)	105,000	114
Cigna, 4.125%, 11/15/25	985,000	1,108
Cigna, 4.375%, 10/15/28	330,000	375
Cigna, 4.50%, 2/25/26 (8)	845,000	966
CNO Financial Group, 5.25%, 5/30/25	657,000	742
Comcast, 3.20%, 7/15/36	80,000	86
Comcast, 3.25%, 11/1/39	1,240,000	1,343
Comcast, 3.30%, 2/1/27	1,110,000	1,206
Comcast, 4.15%, 10/15/28	290,000	336
Comcast, 4.70%, 10/15/48	670,000	880

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Concho Resources, 3.75%, 10/1/27	730,000	756
Credit Suisse Group, VR, 2.593%, 9/11/25 (8)(9)	745,000	758
Crown Castle International, 4.45%, 2/15/26	780,000	877
Crown Castle Towers, 3.222%, 5/15/22 (8)	65,000	67
Crown Castle Towers, 3.663%, 5/15/25 (8)	695,000	746
CVS Health, 4.30%, 3/25/28	320,000	358
CVS Health, 5.05%, 3/25/48	820,000	1,005
CVS Health, 5.125%, 7/20/45	25,000	31
Danske Bank, 2.00%, 9/8/21 (8)	255,000	256
Danske Bank, 2.70%, 3/2/22 (8)	305,000	311
Danske Bank, 3.875%, 9/12/23 (8)	545,000	578
Danske Bank, 5.375%, 1/12/24 (8)	320,000	358
Danske Bank, VR, 3.001%, 9/20/22 (8)(9)	200,000	203
Danske Bank, VR, 3.244%, 12/20/25 (8)(9)	250,000	261
Dell International, 4.90%, 10/1/26 (8)	645,000	731
Diamondback Energy, 2.875%, 12/1/24	750,000	753
Diamondback Energy, 3.25%, 12/1/26	515,000	518
Diamondback Energy, 3.50%, 12/1/29	745,000	732
Discover Financial Services, 3.75%, 3/4/25	1,175,000	1,258
Discover Financial Services, 4.10%, 2/9/27	645,000	702
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	1,225,000	1,293
Enel Americas, 4.00%, 10/25/26	1,100,000	1,185
Enel Chile, 4.875%, 6/12/28	1,100,000	1,243
Enel Finance International, 2.75%, 4/6/23 (8)	990,000	1,013
Enel Finance International, 3.625%, 5/25/27 (8)	535,000	574
Energy Transfer Operating, 2.90%, 5/15/25	175,000	178
Energy Transfer Operating, 4.50%, 4/15/24	120,000	130
Energy Transfer Operating, 4.95%, 6/15/28	180,000	199
Energy Transfer Operating, 5.00%, 5/15/50	215,000	216
Energy Transfer Operating, 5.25%, 4/15/29	265,000	299
Energy Transfer Operating, 5.875%, 1/15/24	320,000	358

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Energy Transfer Operating, 6.00%, 6/15/48	635,000	712
Energy Transfer Operating, 6.25%, 4/15/49	390,000	450
Eni, Series X-R, 4.75%, 9/12/28 (8)	595,000	698
Equitable Holdings, 4.35%, 4/20/28	640,000	713
Essex Portfolio, 3.375%, 4/15/26	375,000	405
Essex Portfolio, 3.625%, 5/1/27	580,000	633
Expedia Group, 5.00%, 2/15/26	1,220,000	1,365
Fidelity National Financial, 4.50%, 8/15/28	310,000	355
Fidelity National Information Services, 0.75%, 5/21/23 (EUR)	210,000	237
FirstEnergy, Series B, 3.90%, 7/15/27	1,300,000	1,437
FirstEnergy Transmission, 4.35%, 1/15/25 (8)	765,000	840
Fiserv, 1.125%, 7/1/27 (EUR)	230,000	264
Fiserv, 3.20%, 7/1/26	325,000	346
Ford Motor Credit, 3.35%, 11/1/22	485,000	489
Ford Motor Credit, 5.085%, 1/7/21	200,000	205
Ford Motor Credit, 5.75%, 2/1/21	296,000	304
Fox, 4.709%, 1/25/29 (8)	325,000	381
GE Capital International Funding, 3.373%, 11/15/25	1,045,000	1,112
GE Capital International Funding, 4.418%, 11/15/35	1,585,000	1,804
General Electric, 3.375%, 3/11/24	285,000	301
General Electric, 3.45%, 5/15/24	95,000	101
General Electric, 5.55%, 1/5/26	405,000	482
General Electric, Series D, VR, 5.00% (9)(10)	190,000	184
General Motors, 5.95%, 4/1/49	685,000	744
General Motors, 6.25%, 10/2/43	215,000	241
General Motors Financial, 4.00%, 10/6/26	225,000	236
General Motors Financial, 4.30%, 7/13/25	465,000	494
General Motors Financial, 4.35%, 4/9/25	489,000	522
General Motors Financial, 5.10%, 1/17/24	105,000	114
General Motors Financial, 5.25%, 3/1/26	225,000	250
GLP Capital, 3.35%, 9/1/24	120,000	127

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
GLP Capital, 5.25%, 6/1/25	170,000	191
Goldman Sachs Group, 3.50%, 11/16/26	1,190,000	1,280
Goldman Sachs Group, 3.85%, 1/26/27	140,000	154
Goldman Sachs Group, VR, 3.691%, 6/5/28 (9)	2,525,000	2,755
Goldman Sachs Group, VR, 4.223%, 5/1/29 (9)	1,345,000	1,525
Hasbro, 3.00%, 11/19/24	520,000	540
Hasbro, 3.55%, 11/19/26	240,000	251
Healthcare Realty Trust, 3.625%, 1/15/28	575,000	618
Healthpeak Properties, 3.25%, 7/15/26	65,000	70
Healthpeak Properties, 3.50%, 7/15/29	75,000	81
Heathrow Funding, 4.875%, 7/15/21 (8)	570,000	593
Highwoods Realty, 3.05%, 2/15/30	685,000	713
Highwoods Realty, 4.125%, 3/15/28	570,000	633
HSBC Holdings, 3.90%, 5/25/26	415,000	453
HSBC Holdings, VR, 3.95%, 5/18/24 (9)	205,000	217
Humana, 3.85%, 10/1/24	465,000	503
Hyundai Capital America, 2.375%, 2/10/23 (8)	485,000	489
Israel Chemicals, 6.375%, 5/31/38 (5)(8)	900,000	1,135
JPMorgan Chase, 2.95%, 10/1/26	2,345,000	2,477
JPMorgan Chase, VR, 3.54%, 5/1/28 (9)	275,000	299
Keysight Technologies, 4.60%, 4/6/27	299,000	339
Las Vegas Sands, 3.20%, 8/8/24	140,000	145
Las Vegas Sands, 3.50%, 8/18/26	210,000	222
Listrindo Capital, 4.95%, 9/14/26	230,000	237
Martin Marietta Materials, 4.25%, 7/2/24	640,000	698
Micron Technology, 4.185%, 2/15/27	405,000	437
Micron Technology, 4.64%, 2/6/24	865,000	939
Micron Technology, 4.663%, 2/15/30	45,000	50
Micron Technology, 5.327%, 2/6/29	226,000	260
Morgan Stanley, 3.625%, 1/20/27	770,000	843
Morgan Stanley, 3.75%, 2/25/23	1,665,000	1,770

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Morgan Stanley, VR, 2.699%, 1/22/31 (9)	630,000	647
Morgan Stanley, VR, 4.431%, 1/23/30 (9)	185,000	215
Netflix, 4.625%, 5/15/29 (EUR)	655,000	806
NRG Energy, 3.75%, 6/15/24 (8)	80,000	84
NRG Energy, 4.45%, 6/15/29 (8)	260,000	280
NXP, 4.875%, 3/1/24 (8)	555,000	608
NXP, 5.35%, 3/1/26 (8)	205,000	236
Occidental Petroleum, 2.90%, 8/15/24	1,015,000	1,029
Occidental Petroleum, 3.20%, 8/15/26	75,000	76
Occidental Petroleum, 4.20%, 3/15/48	455,000	423
Occidental Petroleum, 4.40%, 8/15/49	615,000	584
Omnicom Group, 3.65%, 11/1/24	700,000	752
PerkinElmer, 3.30%, 9/15/29	520,000	545
Perrigo Finance, 3.90%, 12/15/24	240,000	253
Perrigo Finance, 4.375%, 3/15/26	455,000	496
Peru LNG, 5.375%, 3/22/30	800,000	694
Plains All American Pipeline, 2.85%, 1/31/23	115,000	117
QVC, 5.125%, 7/2/22	1,160,000	1,212
Reynolds American, 4.45%, 6/12/25	710,000	784
Roper Technologies, 2.35%, 9/15/24	130,000	134
Roper Technologies, 2.95%, 9/15/29	205,000	218
Royal Bank of Scotland Group, 5.125%, 5/28/24	355,000	388
Royal Bank of Scotland Group, 6.125%, 12/15/22	100,000	110
Royal Bank of Scotland Group, VR, 3.498%, 5/15/23 (9)	535,000	552
Sabine Pass Liquefaction, 5.00%, 3/15/27	1,105,000	1,220
Sabine Pass Liquefaction, 5.875%, 6/30/26	599,000	692
Sable International Finance, 5.75%, 9/7/27 (8)	680,000	711
SACI Falabella, 4.375%, 1/27/25	1,100,000	1,174
SBA Tower Trust, 2.836%, 1/15/25 (8)	580,000	608
SBA Tower Trust, 3.168%, 4/11/22 (8)	670,000	687
SBA Tower Trust, 3.448%, 3/15/23 (8)	260,000	274

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SBA Tower Trust, 3.869%, 10/8/24 (8)	645,000	693
Sempra Energy, 3.25%, 6/15/27	205,000	218
Sempra Energy, 3.80%, 2/1/38	150,000	164
Shriram Transport Finance, 5.10%, 7/16/23 (8)	1,000,000	1,008
Sigma Alimentos, 4.125%, 5/2/26	1,015,000	1,074
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (8)	520,000	553
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (8)	200,000	215
Solvay Finance America, 4.45%, 12/3/25 (8)	535,000	601
Southern, 3.25%, 7/1/26	575,000	614
Suzano Austria, 6.00%, 1/15/29	850,000	954
Synchrony Financial, 3.70%, 8/4/26	80,000	85
Synchrony Financial, 4.25%, 8/15/24	105,000	113
Synchrony Financial, 4.375%, 3/19/24	180,000	193
Tencent Holdings, 3.80%, 2/11/25	1,010,000	1,103
Tencent Holdings, 3.975%, 4/11/29 (8)	1,135,000	1,289
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	140,000	153
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	430,000	470
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	270,000	309
Transurban Finance, 3.375%, 3/22/27 (8)	145,000	154
Transurban Finance, 4.125%, 2/2/26 (8)	120,000	131
U. S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	628,455	688
U. S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	202,232	218
UBS Group, VR, 2.859%, 8/15/23 (8)(9)	550,000	566
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28	155,000	163
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	100,000	106
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28	160,000	166
UnitedHealth Group, 3.50%, 8/15/39	150,000	166
UnitedHealth Group, 3.70%, 12/15/25	410,000	456
UnitedHealth Group, 4.45%, 12/15/48	410,000	512
Vanke Real Estate Hong Kong, 5.35%, 3/11/24	1,100,000	1,221
VEREIT Operating Partnership, 3.95%, 8/15/27	934,000	1,024

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
VEREIT Operating Partnership, 4.60%, 2/6/24	1,455,000	1,603
VEREIT Operating Partnership, 4.875%, 6/1/26	120,000	138
Verizon Communications, 4.672%, 3/15/55	186,000	249
Verizon Communications, 4.75%, 11/1/41	155,000	198
Verizon Communications, 4.862%, 8/21/46	1,205,000	1,603
Verizon Communications, 5.012%, 4/15/49	340,000	468
Vistra Operations, 3.55%, 7/15/24 (8)	685,000	706
Vistra Operations, 3.70%, 1/30/27 (8)	1,425,000	1,432
Vistra Operations, 4.30%, 7/15/29 (8)	770,000	789
Vodafone Group, 4.375%, 5/30/28	425,000	488
Vodafone Group, 4.875%, 6/19/49	615,000	746
Vodafone Group, 5.00%, 5/30/38	805,000	970
Vodafone Group, 5.25%, 5/30/48	450,000	568
Volkswagen Bank, 1.875%, 1/31/24 (EUR)	100,000	116
Volkswagen Bank, 2.50%, 7/31/26 (EUR)	400,000	484
Volkswagen Group of America Finance, 2.85%, 9/26/24 (8)	280,000	289
Volkswagen Group of America Finance, 3.20%, 9/26/26 (8)	315,000	328
Volkswagen Leasing, 1.625%, 8/15/25 (EUR)	295,000	340
Wells Fargo, VR, 2.572%, 2/11/31 (9)	655,000	663
Westlake Chemical, 1.625%, 7/17/29 (EUR)	215,000	241
Williams, 3.90%, 1/15/25	845,000	902
Williams, 4.00%, 9/15/25	120,000	130
Williams, 4.30%, 3/4/24	50,000	54
Williams, 4.85%, 3/1/48	595,000	627
Willis North America, 3.60%, 5/15/24	1,030,000	1,111
Woodside Finance, 3.65%, 3/5/25 (8)	1,345,000	1,429
Woodside Finance, 3.70%, 9/15/26 (8)	438,000	468
Woodside Finance, 3.70%, 3/15/28 (8)	750,000	806
WPP Finance, 3.75%, 9/19/24	670,000	717
Total Corporate Bonds (Cost $163,855)		175,336

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ASSET-BACKED SECURITIES 1.6%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 2.634%, 7/25/27 (8)	456,732	456

AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22	1,005,000	1,021

AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25	185,000	191

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (8)	770,000	793

Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class A
2.72%, 11/20/22 (8)	460,000	469

Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class A
3.07%, 9/20/23 (8)	480,000	498

Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (8)	875,000	951

Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (8)	210,000	224

Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class C
3.02%, 8/20/26 (8)	720,000	735

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 2.619%, 1/20/28 (8)	655,000	655

Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 2.899%, 7/20/28 (8)	540,000	540

Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 3.331%, 4/15/29 (8)	280,000	280

BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 2.749%, 7/18/27 (8)	460,000	460

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BlueMountain
Series 2015-2A, Class BR, CLO, FRN
3M USD LIBOR + 1.50%, 3.319%, 7/18/27 (8)	395,000	395

Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, FRN
3M USD LIBOR + 0.55%, 2.381%, 5/15/28	615,000	601

Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 2.795%, 7/28/28 (8)	1,345,000	1,344

Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26	735,000	752

CCG Receivables Trust
Series 2017-1, Class A2
1.84%, 11/14/23 (8)	30,149	30

CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 2.969%, 10/20/27 (8)	520,000	520

CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25	60,000	61

Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 2.869%, 10/20/28 (8)	945,000	946

Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (8)	282,150	303

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (8)	41,542	42

Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (8)	355,000	359

Ford Credit Auto Owner Trust
Series 2019-1, Class A
3.52%, 7/15/30 (8)	1,175,000	1,264

Galaxy XXIX
Series 2018-29A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 3.092%, 11/15/26 (8)	250,000	249

GM Financial Consumer Automobile
Series 2017-1A, Class C
2.45%, 7/17/23 (8)	100,000	101

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (8)	200,000	203

GMF Floorplan Owner Revolving Trust
Series 2017-2, Class C
2.63%, 7/15/22 (8)	290,000	291

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 2.969%, 10/20/28 (8)	780,000	780

Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 2.902%, 10/22/25 (8)	151,884	152

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (8)	429,563	438

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (8)	543,125	569

Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (8)	62,204	62

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (8)	53,976	55

Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23	365,000	369

Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (8)	563,588	583

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (8)	117,000	118

Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 3.174%, 10/15/32 (8)	805,000	804

Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.131%, 7/15/32 (8)	335,000	337

Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 2.772%, 11/15/28 (8)	510,000	509

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (8)	10,596	11

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (8)	22,652	23

Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (8)	175,953	180

Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (8)	530,000	557

Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (8)	730,000	755

Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 2.949%, 10/19/31 (8)	470,000	467

Neuberger Berman XIX
Series 2015-19A, Class A2R2, CLO, FRN
3M USD LIBOR + 1.15%, 2.981%, 7/15/27 (8)	1,355,000	1,346

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 1/15/28 (8)	735,000	735

OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 2.939%, 7/20/29 (8)	830,000	828

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 7/15/27 (8)	525,000	524

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.031%, 7/15/27 (8)	435,000	429

Octagon Investment Partners XXIX
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 2.981%, 1/24/33 (8)	825,000	825

OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 2.846%, 7/17/29 (8)	635,000	633

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.006%, 10/17/29 (8)	820,000	820

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Palmer Square
Series 2015-1A, Class BR2, CLO, FRN
3M USD LIBOR + 2.25%, 3.946%, 5/21/29 (8)	565,000	565

Santander Drive Auto Receivables Trust
Series 2017-1, Class C
2.58%, 5/16/22	27,558	28

Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (8)	715,000	730

Sierra Timeshare Receivables Funding
Series 2015-2A, Class A
2.43%, 6/20/32 (8)	51,306	51

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (8)	26,054	26

Sierra Timeshare Receivables Funding
Series 2016-1A, Class A
3.08%, 3/21/33 (8)	149,398	151

Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (8)	248,509	254

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 3.494%, 7/25/23	217,331	219

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.294%, 4/25/23	220,692	221

SMART Trust
Series 2016-2US, Class A3A
1.71%, 3/15/21	16,128	16

SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (8)	161,392	164

SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 3.609%, 8/16/32 (8)	555,000	568

SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (8)	103,102	105

SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (8)	260,682	265

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (8)	1,099,039	1,132

SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (8)	780,000	823

SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 2.379%, 1/15/37 (8)	215,000	214

SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (8)	590,000	627

Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 2.711%, 4/15/28 (8)	1,045,000	1,044

Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (8)	943,063	973

Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (8)	420,000	429

Total Asset-Backed Securities (Cost $35,654)		36,248

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 4.2%

280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 2.539%, 9/15/34 (8)	369,560	370

Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (8)	501,437	505

Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (8)	888,059	905

Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (8)	200,948	205

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (8)	538,246	547

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 2.909%, 4/15/35 (8)	395,000	394

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 3.059%, 4/15/35 (8)	185,000	185

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 2.589%, 12/15/36 (8)	935,000	934

Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 2.909%, 9/15/32 (8)	235,000	235

Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D, ARM
1M USD LIBOR + 1.80%, 3.459%, 9/15/32 (8)	285,000	285

BANK
Series 2017-BNK5, Class C, ARM
4.256%, 6/15/60	190,000	208

BANK
Series 2019-BN23, Class B
3.455%, 12/15/52	1,260,000	1,374

BANK 2019
Series 2019-BN18, Class B
3.977%, 5/15/62	520,000	590

BANK 2019
Series 2019-BN20, Class A2
2.758%, 9/15/62	610,000	652

BANK 2019
Series 2019-BN21, Class A4
2.60%, 10/17/52	705,000	745

BANK 2019
Series 2019-BN21, Class A5
2.851%, 10/17/52	260,000	280

BANK 2019
Series 2019-BN21, Class C
3.517%, 10/17/52	215,000	230

BANK 2019
Series 2019-BN22, Class D
2.50%, 11/15/62 (8)	405,000	367

Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 3.819%, 11/25/34 (8)	235,000	234

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Barclays Commercial Mortgage Trust
Series 2020-C6, Class AS
2.84%, 2/15/53	190,000	200

Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (8)	271,698	278

Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (8)	48,212	49

Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (8)	66,432	68

Benchmark Mortgage Trust
Series 2019-B13, Class A3
2.701%, 8/15/57	820,000	870

Benchmark Mortgage Trust
Series 2019-B13, Class AM
3.183%, 8/15/57	310,000	334

BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 3.199%, 10/15/34 (8)	750,000	751

BXP Trust
Series 2017-GM, Class A
3.379%, 6/13/39 (8)	705,000	778

Cantor Commercial Real Estate Lending
Series 2019-CF1, Class B, ARM
4.178%, 5/15/52	395,000	445

Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A4
2.624%, 11/15/52	700,000	736

Cantor Commercial Real Estate Lending
Series 2019-CF2, Class C, ARM
3.795%, 11/15/52	280,000	293

Century Plaza Towers
Series 2019-CPT, Class D, ARM
2.997%, 11/13/39 (8)	485,000	499

CIM Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 8/25/49 (8)	323,395	326

Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	375,000	405

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48	270,000	288

Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48	135,000	145

Citigroup Commercial Mortgage Trust
Series 2017-C4, Class AS
3.764%, 10/12/50	505,000	565

Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50	230,000	257

Citigroup Commercial Mortgage Trust
Series 2020-555, Class A
2.647%, 12/10/41 (8)	950,000	978

Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class B
3.15%, 2/15/53	590,000	622

COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (8)	82,754	83

COLT Mortgage Loan Trust
Series 2018-1, Class A2, CMO, ARM
2.981%, 2/25/48 (8)	24,223	24

COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (8)	232,101	233

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (8)	319,922	324

COLT Mortgage Loan Trust
Series 2018-4, Class A2, CMO, ARM
4.108%, 12/28/48 (8)	265,005	268

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (8)	332,693	339

Commercial Mortgage Trust
Series 2015-CR24, Class A5
3.696%, 8/10/48	1,005,000	1,107

Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48	265,000	292

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Commercial Mortgage Trust
Series 2015-CR25, Class C, ARM
4.54%, 8/10/48	220,000	239

Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.305%, 7/10/48	435,000	478

Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.435%, 7/10/50	220,000	241

Commercial Mortgage Trust
Series 2016-CR28, Class A4
3.762%, 2/10/49	525,000	581

Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49	298,445	319

Commercial Mortgage Trust
Series 2016-DC2, Class A5
3.765%, 2/10/49	410,000	455

Connecticut Avenue Securities
Series 2017-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 1.30%, 2.927%, 7/25/29	11,866	12

Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 2.977%, 9/25/29	965,000	966

Connecticut Avenue Securities
Series 2017-C02, Class 2M1, CMO, ARM
1M USD LIBOR + 1.15%, 2.777%, 9/25/29	11,485	11

Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 2.577%, 10/25/29	84,898	85

Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 11/25/29	925,000	921

Connecticut Avenue Securities
Series 2017-C06, Class 1M2B, CMO, ARM
1M USD LIBOR + 2.65%, 4.277%, 2/25/30	500,000	514

Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 2.627%, 2/25/30	687,627	688

Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 7/25/30	1,050,000	1,049

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Connecticut Avenue Securities
Series 2018-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.60%, 2.227%, 7/25/30	663,600	664

Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 8/25/30	325,000	325

Connecticut Avenue Securities Trust
Series 2019-R06, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/39 (8)	470,790	471

Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.411%, 1/25/40 (8)	268,251	268

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.259%, 5/15/36 (8)	635,000	635

CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49	345,000	370

CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A3
3.329%, 6/15/52	1,170,000	1,294

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4
2.763%, 9/15/52	645,000	685

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class AS
3.278%, 9/15/52	280,000	301

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class B
3.48%, 9/15/52	325,000	349

DBCG Mortgage Trust
Series 2017-BBG, Class A, ARM
1M USD LIBOR + 0.70%, 2.359%, 6/15/34 (8)	360,000	359

DC Office Trust
Series 2019-MTC, Class D, ARM
3.174%, 9/15/45 (8)	510,000	527

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (8)	440,610	440

Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (8)	250,000	254

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (8)	380,293	384

Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (8)	205,000	225

Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (8)	430,978	434

FirstKey Mortgage Trust
Series 2014-1, Class B2, CMO, ARM
4.013%, 11/25/44 (8)	203,698	222

Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 2.508%, 3/25/50 (8)	275,000	275

FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
3.932%, 2/25/25 (8)	705,000	750

FREMF Mortgage Trust
Series 2019-K100, Class B, ARM
3.49%, 11/25/52 (8)	730,000	770

FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.194%, 5/25/52 (8)	245,000	274

FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
3.966%, 7/25/52 (8)	300,000	332

FREMF Mortgage Trust
Series 2019-K98, Class B, ARM
3.862%, 10/25/52 (8)	505,000	543

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (8)	281,522	287

Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (8)	315,846	324

Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (8)	262,704	264

Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (8)	601,490	606

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (8)	542,603	547

Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (8)	720,000	720

Goldman Sachs Mortgage Securities Trust
Series 2013-GC16, Class B, ARM
5.161%, 11/10/46	1,280,000	1,423

Goldman Sachs Mortgage Securities Trust
Series 2017-GS8, Class C, ARM
4.337%, 11/10/50	720,000	803

Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.462%, 7/25/44 (8)	52,451	52

Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 3.292%, 12/15/36 (8)	425,000	425

GS Mortgage Securities Trust
Series 2019-GC40, Class A4
3.16%, 7/10/52	1,030,000	1,128

GS Mortgage Securities Trust
Series 2019-GC42, Class A3
2.749%, 9/1/52	675,000	718

GS Mortgage Securities Trust
Series 2019-SOHO, Class C, ARM
1M USD LIBOR + 1.30%, 2.959%, 6/15/36 (8)	800,000	800

GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class A8, CMO, ARM
4.00%, 8/25/49 (8)	465,000	486

Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.77%, 2.429%, 12/15/34 (8)	845,000	844

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (8)	459,646	465

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (8)	485,832	491

Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (8)	749,022	755

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (8)	382,847	387

Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (8)	382,847	386

Hudson Yards Mortgage Trust
Series 2019-30HY, Class B, ARM
3.38%, 7/10/39 (8)	425,000	464

Hudson Yards Mortgage Trust
Series 2019-30HY, Class D, ARM
3.443%, 7/10/39 (8)	490,000	522

Independence Plaza Trust
Series 2018-INDP, Class C
4.158%, 7/10/35 (8)	895,000	962

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 2.359%, 1/15/33 (8)	280,000	280

JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class AS, ARM
4.243%, 4/15/47	290,000	315

JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class C, ARM
4.744%, 6/15/51	705,000	799

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C25, Class A5
3.672%, 11/15/47	205,000	223

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (8)	190,000	206

JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (8)	303,498	312

JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (8)	463,983	476

JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (8)	537,243	554

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (8)	415,000	426

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (8)	263,411	270

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (8)	616,283	634

MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (8)	516,154	546

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (8)	88,330	89

Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (8)	204,451	208

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (8)	475,565	493

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300A
3.749%, 8/15/31	255,000	272

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	125,000	138

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	375,000	413

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49	415,000	440

Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.031%, 5/15/48	45,000	49

Morgan Stanley Capital I Trust
Series 2017-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 2.909%, 11/15/34 (8)	1,475,000	1,473

Morgan Stanley Capital I Trust
Series 2019-L3, Class B, ARM
3.662%, 11/15/52	440,000	478

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (8)	503,543	508

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A3, CMO, ARM
3.928%, 1/25/49 (8)	485,876	490

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (8)	441,558	447

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (8)	177,387	180

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (8)	829,488	839

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (8)	505,978	509

OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (8)	426,302	440

OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (8)	309,065	315

OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 10/25/59 (8)	444,518	446

OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (8)	395,000	404

OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 2.42%, 2/25/60 (8)	155,000	155

Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (8)	780,000	782

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 2.809%, 3/15/36 (8)	214,491	215

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (8)	130,000	131

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.486%, 4/25/43	670,408	687

Sequoia Mortgage Trust
Series 2017-5, Class B1, CMO, ARM
3.85%, 8/25/47 (8)	267,652	286

Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (8)	404,349	417

Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (8)	128,561	131

Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (8)	379,985	393

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (8)	403,006	412

SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (8)	454,155	457

SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.30%, 3.959%, 6/15/31 (8)	500,224	501

Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (8)	665,745	680

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (8)	492,946	499

Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (8)	411,467	416

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (8)	349,491	355

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A2, CMO, ARM
3.651%, 2/25/49 (8)	385,521	392

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (8)	583,696	585

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 2.20%, 3.827%, 9/25/24	124,963	126

Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 3.477%, 10/25/27	245,657	247

Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.60%, 4.227%, 12/25/27	87,276	87

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 4.477%, 4/25/28	72,034	73

Structured Agency Credit Risk Debt Notes
Series 2015-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 1.95%, 3.577%, 5/25/25	402,512	406

Structured Agency Credit Risk Debt Notes
Series 2016-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 2.90%, 4.527%, 7/25/28	35,874	36

Structured Agency Credit Risk Debt Notes
Series 2016-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.00%, 3.627%, 12/25/28	14,376	14

Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 1.35%, 2.977%, 3/25/29	126,045	127

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 7/25/29	265,286	266

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 10/25/29	150,183	151

Structured Agency Credit Risk Debt Notes
Series 2017-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 8/25/29	13,804	14

Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 12/25/29	41,019	41

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.077%, 7/25/30	51,907	52

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 2.677%, 7/25/30	635,000	633

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 12/25/30 (8)	461,801	462

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/48 (8)	84,737	85

Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 9/25/30	575,000	574

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 2.877%, 2/25/47 (8)	554,261	555

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.812%, 5/25/48 (8)	105,000	107

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.15%, 8/25/48 (8)	625,000	642

Structured Agency Credit Risk Debt Notes
Series 2019-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 10/25/49 (8)	363,677	364

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 2/25/49 (8)	28,058	28

Structured Agency Credit Risk Debt Notes
Series 2019-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/49 (8)	147,637	148

Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M1, CMO, ARM
1M USD LIBOR + 0.77%, 2.397%, 11/25/49 (8)	318,707	319

Structured Agency Credit Risk Debt Notes
Series 2020 DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.405%, 2/25/50 (8)	465,000	465

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (8)	85,238	86

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (8)	118,795	120

Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (8)	610,000	644

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (8)	82,480	83

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (8)	114,172	115

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (8)	169,846	172

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (8)	125,400	128

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (8)	151,248	152

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (8)	172,685	176

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (8)	59,955	61

Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 2.227%, 2/25/57 (8)	161,765	162

Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (8)	1,172,203	1,215

Towd Point Mortgage Trust
Series 2018-3, Class A1, CMO, ARM
3.75%, 5/25/58 (8)	513,193	542

Towd Point Mortgage Trust
Series 2018-SJ1, Class A1, CMO, ARM
4.00%, 10/25/58 (8)	388,656	394

Towd Point Mortgage Trust
Series 2019-1, Class A1, CMO, ARM
3.75%, 3/25/58 (8)	1,337,114	1,426

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (8)	296,457	299

Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (8)	93,434	94

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (8)	485,571	494

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (8)	677,830	688

Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 5/25/59 (8)	867,710	877

Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (8)	272,184	274

Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (8)	478,091	482

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (8)	304,009	307

Verus Securitization Trust
Series 2019-INV2, Class A2, CMO, ARM
3.117%, 7/25/59 (8)	579,190	586

Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (8)	1,174,962	1,184

Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class C, ARM
4.222%, 6/15/48	1,025,000	1,097

Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class C, ARM
4.056%, 4/15/50	205,000	216

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.313%, 7/15/58	70,000	76

Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50	1,335,000	1,467

Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A4
3.311%, 6/15/52	1,165,000	1,289

Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class B, ARM
3.514%, 10/15/52	345,000	371

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31 (8)	695,000	717
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class B, ARM
2.786%, 9/15/31 (8)	205,000	209
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class B
3.139%, 2/15/53	775,000	821
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	114,000	125
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class A4
3.723%, 5/15/47	270,000	289
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class AS, ARM
4.069%, 9/15/57	525,000	570
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (8)	485,000	539
Total Non-U.S. Government Mortgage-Backed Securities (Cost $95,376)		98,106

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.4%
U. S. Government Agency Obligations 2.3% (11)
Federal Home Loan Mortgage
2.50%, 4/1/30	349,761	362
3.00%, 12/1/42 - 4/1/43	802,632	846
3.50%, 8/1/42 - 3/1/44	1,125,541	1,197
4.00%, 8/1/40 - 9/1/45	1,063,744	1,152
4.50%, 9/1/23 - 10/1/41	743,559	820
5.00%, 7/1/25 - 8/1/40	463,834	520
5.50%, 11/1/21 - 10/1/38	129,712	149
6.00%, 8/1/21 - 8/1/38	106,024	123
6.50%, 3/1/32 - 9/1/34	48,432	56
7.00%, 4/1/32 - 6/1/32	2,703	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.748%, 3.742%, 2/1/37	20,007	21
12M USD LIBOR + 1.853%, 3.853%, 2/1/37	16,582	18
12M USD LIBOR + 1.831%, 3.88%, 1/1/37	8,319	9
12M USD LIBOR + 1.785%, 4.035%, 9/1/32	403	—
12M USD LIBOR + 1.979%, 4.048%, 11/1/36	8,677	9
12M USD LIBOR + 2.055%, 4.118%, 12/1/36	6,345	7
12M USD LIBOR + 2.175%, 4.348%, 2/1/37	21,290	23
1Y CMT + 2.25%, 4.405%, 10/1/36	5,255	6
12M USD LIBOR + 1.725%, 4.475%, 7/1/35	3,110	3
Federal Home Loan Mortgage, UMBS, 3.00%, 11/1/34-9/1/49	392,576	414
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46	184,838	192
3.50%, 6/1/42 - 5/1/46	2,238,956	2,385
4.00%, 11/1/40	695,884	750
Federal National Mortgage Assn. , ARM, 12M USD LIBOR +
1.885%, 4.517%, 8/1/36	13,226	14
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	462,491	483
Federal National Mortgage Assn. , CMO, IO, 6.50%, 2/25/32	2,410	—
Federal National Mortgage Assn. , UMBS
2.50%, 8/1/30 - 4/1/43	2,125,059	2,186
3.00%, 1/1/27 - 11/1/49	13,291,327	13,946
3.50%, 11/1/32 - 10/1/49	8,570,469	9,108
4.00%, 11/1/40 - 12/1/49	7,996,943	8,636
4.50%, 7/1/20 - 1/1/50	4,136,149	4,531
5.00%, 5/1/20 - 7/1/42	776,929	874
5.50%, 10/1/20 - 9/1/41	938,414	1,077
6.00%, 5/1/21 - 1/1/41	813,360	949
6.50%, 7/1/32 - 5/1/40	277,052	323
7.00%, 1/1/31 - 7/1/32	4,507	5
UMBS, TBA
3.00%, 3/1/50 (12)	1,170,000	1,205

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
4.50%, 3/1/50 (12)	790,000	843
		53,245

U. S. Government Obligations 1.1%
Government National Mortgage Assn.
3.00%, 7/15/43 - 1/20/50	5,364,148	5,585
3.50%, 7/20/42 - 1/20/49	5,819,380	6,133
4.00%, 2/20/41 - 9/20/49	5,903,635	6,209
4.50%, 11/20/39 - 7/20/49	2,550,039	2,734
5.00%, 7/20/39 - 8/20/48	2,372,305	2,602
5.50%, 1/20/36 - 3/20/49	1,240,958	1,351
6.00%, 4/15/36 - 12/20/38	47,449	54
6.50%, 12/20/33	1,765	2
7.00%, 2/20/27 - 7/20/27	4,570	5
7.50%, 11/15/25 - 6/15/32	6,045	7
8.00%, 3/15/22 - 10/20/25	404	—
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	566,551	584
Government National Mortgage Assn. , CMO, ARM, 1M USD
LIBOR + 0.30%, 1.947%, 9/20/48	291,442	290
Government National Mortgage Assn. , CMO, IO
3.50%, 4/20/39 - 5/20/43	205,030	21
4.00%, 5/20/37 - 2/20/43	296,698	26
4.50%, 2/20/39 - 12/20/39	41,031	1
Government National Mortgage Assn. , TBA, 3.50%, 3/20/50
(12)	545,000	565
		26,169

Total U. S. Government & Agency Mortgage-Backed Securities (Cost $77,226)		79,414

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 3.3%
U. S. Treasury Obligations 3.3%
U. S. Treasury Bonds, 2.375%, 11/15/49	5,360,000	6,256
U. S. Treasury Bonds, 3.00%, 2/15/49	2,104,000	2,752
U. S. Treasury Notes, 1.375%, 10/15/22 (13)	19,645,000	19,894
U. S. Treasury Notes, 1.50%, 9/30/21	2,385,000	2,405
U. S. Treasury Notes, 1.50%, 11/30/21	3,595,000	3,630
U. S. Treasury Notes, 1.50%, 8/15/22	7,335,000	7,445
U. S. Treasury Notes, 1.50%, 9/15/22	2,950,000	2,996
U. S. Treasury Notes, 1.50%, 1/15/23	15,085,000	15,346
U. S. Treasury Notes, 1.625%, 11/15/22	13,645,000	13,914
U. S. Treasury Notes, 1.625%, 12/15/22	805,000	821
		75,459

Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$73,220)		75,459

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.4%
CCCI Treasure, VR, 3.50% (9)(10)	200,000	200
CNAC HK Finbridge, 4.625%, 3/14/23	1,140,000	1,218
Equate Petrochemical, 4.25%, 11/3/26	955,000	1,032
KazMunayGas National, 4.75%, 4/19/27	800,000	887
Pertamina Persero, 6.45%, 5/30/44 (8)	220,000	294
Perusahaan Gas Negara, 5.125%, 5/16/24	1,000,000	1,100
Perusahaan Listrik Negara, 5.45%, 5/21/28 (8)	1,200,000	1,417
Saudi Arabian Oil, 3.50%, 4/16/29 (8)	700,000	744
Saudi Arabian Oil, 4.375%, 4/16/49 (8)	500,000	567
State Grid Overseas Investment, 3.75%, 5/2/23 (8)	535,000	571
Syngenta Finance, 3.933%, 4/23/21 (8)	890,000	908
Total Foreign Government Obligations & Municipalities (Cost $8,160)		8,938

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BOND MUTUAL FUNDS 27.6%
T. Rowe Price Dynamic Global Bond Fund - I Class, 1.96%
(14)(15)	20,538,943	188,548
T. Rowe Price Inflation Protected Bond Fund - I Class, (0.55)%
(14)(15)	591	7
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.38% (14)(15)	14,769,231	126,720
T. Rowe Price Institutional Floating Rate Fund, 4.33% (14)(15)	5,238,800	50,816
T. Rowe Price Institutional High Yield Fund, 4.28% (14)(15)	11,664,620	100,899
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.23% (14)(15)	13,990,896	141,588
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, (0.23)% (14)(15)	939,741	4,765
T. Rowe Price U. S. Treasury Long-Term Fund - I Class, 1.68%
(14)(15)	1,586,264	23,064
Total Bond Mutual Funds (Cost $645,059)		636,407

EQUITY MUTUAL FUNDS 3.8%
T. Rowe Price Institutional Emerging Markets Equity Fund (15)	1,766,589	68,968
T. Rowe Price Real Assets Fund - I Class (15)	1,785,454	18,658
Total Equity Mutual Funds (Cost $67,829)		87,626

PRIVATE INVESTMENT COMPANIES 5.2%
Blackstone Partners Offshore Fund (1)(4)	98,566	119,855
Total Private Investment Companies (Cost $100,269)		119,855

SHORT-TERM INVESTMENTS 8.3%

Money Market Funds 8.3%
T. Rowe Price Treasury Reserve Fund, 1.58% (15)(16)	190,443,558	190,444
Total Short-Term Investments (Cost $190,444)		190,444

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 1.71% (15)(16)	440,975	4,410
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		4,410

Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 1.71% (15)(16)	75,969	760
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		760
Total Securities Lending Collateral (Cost $5,170)		5,170

Total Investments in Securities 100.9%
(Cost $2,042,640)		$2,327,689
Other Assets Less Liabilities (0.9)%		(20,997)
Net Assets 100.0%		$2,306,692

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover or as collateral for written call options at February 29, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $3,098 and represents 0.1% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	All or a portion of this security is on loan at February 29, 2020.
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

(7)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $137,066 and represents 5.9% of net assets.
(9)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(10)	Perpetual security with no stated maturity date.
(11)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(12)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,613 and represents 0.1% of net assets.
(13)	At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14)	SEC 30-day yield
(15)	Affiliated Companies
(16)	Seven-day yield
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVA	Dutch Certificate (Certificaten Van Aandelen)
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
EXCHANGE-TRADED OPTIONS WRITTEN (0.0)%
		NOTIONAL
DESCRIPTION	CONTRACTS	AMOUNT	VALUE
S&P 500 Index, Call, 3/20/20 @ $3,250	234	69,056	$ (122)
Total Options Written (Premiums $(1,633))			$ (122)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

(Amounts In 000s, except Market Price)

SWAPS 0.1%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%

Bank of America, Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $109.88*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/21	1,290	15	15	—

Barclays Bank, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	93	2	(1)	3

Barclays Bank, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $146.95*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	50	(1)	—	(1)

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/09/22, $101.96*),
Receive 1.00% Monthly, Pay Upon credit default,
12/20/20	560	4	3	1

Barclays Bank, Protection Sold (Relevant Credit:
Kingdom of Saudi Arabia, 2.38%, 10/26/21,
$100.85*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	2,540	19	49	(30)

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Chile, 3.88%, 8/05/20, $100.95*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	2,622	42	72	(30)

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$166.50*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	2,400	(3)	12	(15)

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 3.70%, 1/8/22,
$103.22*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	685	2	4	(2)

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 5.88%, 3/13/20,
$100.05*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	605	2	4	(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BNP Paribas, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	226	3	(5)	8

Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $146.95*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24	100	(2)	(1)	(1)

Citibank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$166.50 *), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	6,960	(12)	29	(41)

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/09/22,
$101.96 *), Receive 1.00% Monthly, Pay Upon
credit default, 12/20/20	460	3	2	1

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/8/22,
$103.22 *), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	195	—	1	(1)

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$100.05 *), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	4,612	10	29	(19)

JPMorgan Chase, Protection Sold (Relevant
Credit: Barclays Bank, 2.65%, 1/11/21,
$100.78 *), Receive 1.00% Quarterly, Pay Upon
credit default, 6/20/24 (EUR)	113	3	1	2

JPMorgan Chase, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	47	—	(1)	1

Morgan Stanley, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	124	2	(2)	4

Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$146.95 *), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	60	(1)	—	(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Morgan Stanley, Protection Sold (Relevant
Credit: Markit CMBX. NA. BBB-S12,40 Year
Index), Receive 3.00% Monthly, Pay Upon credit
default, 8/17/61	1,455	(81)	(19)	(62)

Morgan Stanely, Protection Sold (Relevant
Credit: Republic of Colombia, 10.38%, 1/28/33,
$166.50*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	1,315	(2)	5	(7)

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/8/22,
$103.22*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	1,955	4	13	(9)

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$100.05*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	5,223	12	31	(19)

Total Bilateral Credit Default Swaps, Protection Sold			241	(220)
Total Bilateral Swaps			241	(220)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

CENTRALLY CLEARED SWAPS 0.1%

Credit Default Swaps, Protection Sold 0.1%

Protection Sold (Relevant Credit: Markit
CDX. NA. HY-S33, 5 Year Index), Receive 5.00%
Quarterly, Pay Upon credit default, 12/20/24	3,881	237	290	(53)

Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S33, 5 Year Index), Receive 1.00%
Quarterly, Pay Upon credit default, 12/20/24	90,956	1,532	2,116	(584)

Total Credit Default Swaps, Protection Sold			2,406	(637)

Total Centrally Cleared Swaps				(637)

Net payments (receipts) of variation margin to date				494

Variation margin receivable (payable) on centrally cleared
swaps				$(143)

*Market price at February 29, 2020
**Included interest purchased or sold but not yet collected of $81.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement		Receive	Deliver		Gain/(Loss)
Bank of America	4/23/20	ILS	1,164	USD	338	$ (2)
Bank of America	4/23/20	USD	1,083	ILS	3,737	2
Citibank	4/23/20	ILS	4,074	USD	1,185	(7)
Citibank	4/23/20	USD	723	ILS	2,491	2
Goldman Sachs	4/23/20	ILS	1,423	USD	413	(2)
HSBC Bank	4/23/20	ILS	1,755	USD	510	(2)
JPMorgan Chase	4/23/20	ILS	172	USD	50	—
Morgan Stanley	4/23/20	ILS	1,377	USD	401	(2)
Morgan Stanley	4/23/20	USD	1,084	ILS	3,737	4
State Street	5/22/20	USD	3,342	EUR	3,063	(56)
Net unrealized gain (loss) on open forward
currency exchange contracts						$ (63)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 46 MSCI EAFE Index contracts	3/20	(4,177)	$490
Short, 66 S&P 500 E-Mini Index contracts	3/20	(9,739)	(269)
Long, 23 U.S. Treasury Long Bonds contracts	6/20	3,916	144
Long, 439 U. S. Treasury Notes five year contracts	6/20	53,887	661
Long, 164 U. S. Treasury Notes ten year contracts	6/20	22,099	162
Long, 412 U. S. Treasury Notes two year contracts	6/20	89,951	550
Long, 173 Ultra U.S. Treasury Bonds contracts	6/20	35,898	1,604
Short, 441 Ultra U.S. Treasury Notes ten year
contracts	6/20	(66,246)	(1,332)
Net payments (receipts) of variation margin to date			(1,523)

Variation margin receivable (payable) on open futures contracts			$487

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Dynamic Global
Bond Fund - I Class	$—	$(6,141)	$3,575
T. Rowe Price Inflation Protected
Bond Fund - I Class	108	(26)	11
T. Rowe Price Institutional
Emerging Markets Bond Fund	(67)	1,926	4,967
T. Rowe Price Institutional
Emerging Markets Equity Fund	(24)	3,643	1,062
T. Rowe Price Institutional
Floating Rate Fund	(5)	(719)	1,504
T. Rowe Price Institutional High
Yield Fund	(72)	319	4,171
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	—	4,008	1,905
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class	—	57	8
T. Rowe Price Real Assets Fund
- I Class	—	(683)	573
T. Rowe Price U. S. Treasury
Long-Term Fund - I Class	3,326	168	676
T. Rowe Price Short-Term Fund	—	—	—++
T. Rowe Price Treasury Reserve
Fund	—	—	2,579
Totals	$3,266#	$2,552	$21,031+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

AFFILIATED COMPANIES (CONTINUED)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	2/29/20
T. Rowe Price Dynamic
Global Bond Fund - I Class	$ 175,630	$19,059	$—	$ 188,548
T. Rowe Price Inflation
Protected Bond Fund - I
Class	2,617	6	2,590	7
T. Rowe Price Institutional
Emerging Markets Bond
Fund	120,715	5,196	1,117	126,720
T. Rowe Price Institutional
Emerging Markets Equity
Fund	62,287	4,062	1,024	68,968
T. Rowe Price Institutional
Floating Rate Fund	33,711	18,080	256	50,816
T. Rowe Price Institutional
High Yield Fund	94,657	8,660	2,737	100,899
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	129,829	7,751	—	141,588
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class	—	4,708	—	4,765
T. Rowe Price Real Assets
Fund - I Class	18,268	1,073	—	18,658
T. Rowe Price U. S. Treasury
Long-Term Fund - I Class	45,770	5,050	27,924	23,064
T. Rowe Price Short-Term
Fund	12,129	¤	¤	5,170
T. Rowe Price Treasury
Reserve Fund	148,940	¤	¤	190,444
				$ 919,647	^

#	Capital gain distributions from mutual funds represented $3,734 of the net realized gain
(loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $21,031 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $908,502.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum Conservative Allocation Fund (the fund), formerly the Personal Strategy Income Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 473,501	$—	$473,501
Bond Mutual Funds	636,407	—	—	636,407
Common Stocks	598,009	210,322	1,490	809,821
Convertible Preferred Stocks	—	3,257	1,608	4,865
Equity Mutual Funds	87,626	—	—	87,626
Private Investment Companies	—	—	119,855	119,855
Securities Lending Collateral	5,170	—	—	5,170
Short-Term Investments	190,444	—	—	190,444
Total Securities	1,517,656	687,080	122,953	2,327,689
Swaps	—	123	—	123
Forward Currency Exchange Contracts	—	8	—	8
Futures Contracts	487	—	—	487
Total	$1,518,143	$ 687,211	$122,953	$2,328,307
Liabilities
Options Written	$—	$ 122	$—	$122
Swaps	—	245	—	245

Forward Currency Exchange Contracts	—	71	—	71
Total	$—	$ 438	$—	$438

[1] Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U. S. Government &
Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed), Foreign
Government Obligations & Municipalities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2020, totaled $6,133,000 for the period ended February 29, 2020.
During the period, transfers out of Level 3 were because observable market data became available for the security.

T. ROWE PRICE SPECTRUM CONSERVATIVE ALLOCATION FUND

($000s)	Beginning	Gain (Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	6/1/19	Period	Purchases	Level 3	2/29/20
Investment in Securities
Common Stocks	$1,263	$103	$182	$ (58)	$1,490
Convertible Preferred Stocks	932	260	416	–	1,608
Private Investment Companies	108,584	5,770	5,501	–	119,855
Total	$110,779	$6,133	$6,099	$ (58)	$122,953

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Market	Valuation	Significant Unobservable Input(s)	Value or Range of	Weighted Average of	Impact to Valuation
	Value	Technique(s) +		Input(s)	Input(s) *	from an Increase in
	(000s)					Input**
Common Stock	$1,490	Recent comparable	Discount factor	0%	0%	Decrease
		transaction price(s)
		Market comparable	Enterprise value to sales multiple	3.9x - 14.5x	7.4x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Sales growth rate	35% - 70%	57%	Increase
			Gross profit growth rate	34%	34%	Increase
			EBIT growth rate	56%	56%	Increase
			Risk-free rate	4%	4%	Increase
			Volatility	23%	23%	Increase
			Enterprise value to gross profit multiple	7.8x - 18.4x	11.8x	Increase
			Enterprise value to EBIT multiple	15.7x - 19.9x	17.8x	Increase
Convertible Preferred Stocks	$1,608	Recent comparable	Discount factor	0%	0%	Decrease
		transaction price(s)
			Discount for lack of marketability	7%	7%	Decrease
		Market comparable	Enterprise value to sales multiple	2.8x - 14.5x	7.5x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Sales growth rate	12% - 70%	36%	Increase
			Gross profit growth rate	15% - 40%	32%	Increase
			Enterprise value to gross profit multiple	5.2x - 16.6x	10.7x	Increase
Private Investment	$119,855	Rollforward of Investee	Estimated return	1.16%	1.16%	Increase
Companies		NAV

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect our judgment of current market participant assumptions.